Distribution Date:	10/20/25	JPMBB Commercial Mortgage Securities Trust 2015-C33
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C33
Revision - October 2025
Loan 305040015 had a late payoff. Servicer has initiated a revision to update.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Attention: Brian Hanson		bhanson@cwcapital.com
Current Mortgage Loan and Property Stratification	9-13		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Attention: Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	23-26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46645JAA0	1.897700%	28,723,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46645JAB8	3.061300%	44,092,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46645JAC6	3.504300%	135,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46645JAD4	3.769700%	286,963,000.00	150,550,360.67	78,292,473.49	472,941.41	0.00	0.00	78,765,414.90	72,257,887.18	75.98%	30.00%
A-SB	46645JAE2	3.562300%	38,471,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46645JAF9	4.022600%	40,946,000.00	40,946,000.00	0.00	137,257.82	0.00	0.00	137,257.82	40,946,000.00	62.36%	24.62%
B	46645JAG7	4.274300%	35,232,000.00	35,232,000.00	0.00	125,493.45	0.00	0.00	125,493.45	35,232,000.00	50.65%	20.00%
C	46645JAH5	4.675817%	41,899,000.00	41,899,000.00	0.00	163,260.06	0.00	0.00	163,260.06	41,899,000.00	36.72%	14.50%
D-1	46645JBG6	4.175817%	23,805,000.00	23,805,000.00	0.00	82,837.78	0.00	0.00	82,837.78	23,805,000.00	28.81%	11.38%
D-2	46645JBJ0	4.175817%	19,997,000.00	19,997,000.00	0.00	69,586.52	0.00	0.00	69,586.52	19,997,000.00	22.16%	8.75%
E	46645JAU6	4.675817%	19,997,000.00	19,997,000.00	0.00	77,918.60	0.00	0.00	77,918.60	19,997,000.00	15.51%	6.12%
F	46645JAW2	4.675817%	8,570,000.00	8,570,000.00	0.00	33,393.13	0.00	0.00	33,393.13	8,570,000.00	12.66%	5.00%
G	46645JAY8	4.675817%	15,236,000.00	15,236,000.00	0.00	59,367.29	0.00	0.00	59,367.29	15,236,000.00	7.60%	3.00%
NR*	46645JBA9	4.675817%	22,853,212.00	22,853,212.00	0.00	649,595.73	0.00	0.00	649,595.73	22,853,212.00	0.00%	0.00%
R	46645JBE1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46645JBC5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			761,784,214.00	379,085,572.67	78,292,473.49	1,871,651.79	0.00	0.00	80,164,125.28	300,793,099.18

X-A	46645JAJ1	0.852042%	574,195,000.00	191,496,360.67	0.00	135,969.12	0.00	0.00	135,969.12	113,203,887.18
X-B	46645JAL6	0.401517%	35,232,000.00	35,232,000.00	0.00	11,788.55	0.00	0.00	11,788.55	35,232,000.00
X-C	46645JAN2	0.000000%	41,899,000.00	41,899,000.00	0.00	0.00	0.00	0.00	0.00	41,899,000.00
X-D	46645JAQ5	0.500000%	43,802,000.00	43,802,000.00	0.00	18,250.83	0.00	0.00	18,250.83	43,802,000.00
Notional SubTotal			695,128,000.00	312,429,360.67	0.00	166,008.50	0.00	0.00	166,008.50	234,136,887.18

Deal Distribution Total					78,292,473.49	2,037,660.29	0.00	0.00	80,330,133.78

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46645JAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46645JAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46645JAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46645JAD4	524.63335228	272.83124824	1.64809195	0.00000000	0.00000000	0.00000000	0.00000000	274.47934019	251.80210403
A-SB	46645JAE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46645JAF9	1,000.00000000	0.00000000	3.35216676	0.00000000	0.00000000	0.00000000	0.00000000	3.35216676	1,000.00000000
B	46645JAG7	1,000.00000000	0.00000000	3.56191672	0.00000000	0.00000000	0.00000000	0.00000000	3.56191672	1,000.00000000
C	46645JAH5	1,000.00000000	0.00000000	3.89651448	0.00000000	0.00000000	0.00000000	0.00000000	3.89651448	1,000.00000000
D-1	46645JBG6	1,000.00000000	0.00000000	3.47984793	0.00000000	0.00000000	0.00000000	0.00000000	3.47984793	1,000.00000000
D-2	46645JBJ0	1,000.00000000	0.00000000	3.47984798	0.00000000	0.00000000	0.00000000	0.00000000	3.47984798	1,000.00000000
E	46645JAU6	1,000.00000000	0.00000000	3.89651448	0.00000000	0.00000000	0.00000000	0.00000000	3.89651448	1,000.00000000
F	46645JAW2	1,000.00000000	0.00000000	3.89651459	0.00000000	0.00000000	0.00000000	0.00000000	3.89651459	1,000.00000000
G	46645JAY8	1,000.00000000	0.00000000	3.89651418	0.00000000	0.00000000	0.00000000	0.00000000	3.89651418	1,000.00000000
NR	46645JBA9	1,000.00000000	0.00000000	28.42470153	(24.52818711)	3.18208486	0.00000000	0.00000000	28.42470153	1,000.00000000
R	46645JBE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46645JBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46645JAJ1	333.50405467	0.00000000	0.23679955	0.00000000	0.00000000	0.00000000	0.00000000	0.23679955	197.15233880
X-B	46645JAL6	1,000.00000000	0.00000000	0.33459781	0.00000000	0.00000000	0.00000000	0.00000000	0.33459781	1,000.00000000
X-C	46645JAN2	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46645JAQ5	1,000.00000000	0.00000000	0.41666659	0.00000000	0.00000000	0.00000000	0.00000000	0.41666659	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/25 - 09/30/25	30	0.00	472,941.41	0.00	472,941.41	0.00	0.00	0.00	472,941.41	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	09/01/25 - 09/30/25	30	0.00	135,969.12	0.00	135,969.12	0.00	0.00	0.00	135,969.12	0.00
X-B	09/01/25 - 09/30/25	30	0.00	11,788.55	0.00	11,788.55	0.00	0.00	0.00	11,788.55	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	09/01/25 - 09/30/25	30	0.00	18,250.83	0.00	18,250.83	0.00	0.00	0.00	18,250.83	0.00
A-S	09/01/25 - 09/30/25	30	0.00	137,257.82	0.00	137,257.82	0.00	0.00	0.00	137,257.82	0.00
B	09/01/25 - 09/30/25	30	0.00	125,493.45	0.00	125,493.45	0.00	0.00	0.00	125,493.45	0.00
C	09/01/25 - 09/30/25	30	0.00	163,260.06	0.00	163,260.06	0.00	0.00	0.00	163,260.06	0.00
D-1	09/01/25 - 09/30/25	30	0.00	82,837.78	0.00	82,837.78	0.00	0.00	0.00	82,837.78	0.00
D-2	09/01/25 - 09/30/25	30	0.00	69,586.52	0.00	69,586.52	0.00	0.00	0.00	69,586.52	0.00
E	09/01/25 - 09/30/25	30	0.00	77,918.60	0.00	77,918.60	0.00	0.00	0.00	77,918.60	0.00
F	09/01/25 - 09/30/25	30	0.00	33,393.13	0.00	33,393.13	0.00	0.00	0.00	33,393.13	0.00
G	09/01/25 - 09/30/25	30	0.00	59,367.29	0.00	59,367.29	0.00	0.00	0.00	59,367.29	0.00
NR	09/01/25 - 09/30/25	30	633,268.72	89,047.87	0.00	89,047.87	(560,547.86)	0.00	0.00	649,595.73	72,720.86
Totals			633,268.72	1,477,112.43	0.00	1,477,112.43	(560,547.86)	0.00	0.00	2,037,660.29	72,720.86

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance	Principal Distribution Interest Distribution		Penalties		Realized Losses	Total Distribution	Ending Balance
Regular Interest
D-1 (Cert)	46645JBG6	4.175817%	23,805,000.00	23,805,000.00	0.00	82,837.78		0.00	0.00	82,837.78	23,805,000.00
D-1 (D)	NA	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
D-2 (Cert)	46645JBJ0	4.175817%	19,997,000.00	19,997,000.00	0.00	69,586.52		0.00	0.00	69,586.52	19,997,000.00
D-2 (D)	NA	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
Regular Interest Total			43,802,000.02	43,802,000.00	0.00	152,424.30		0.00	0.00	152,424.30	43,802,000.00

Exchangeable Certificate Details
D	46645JAS1	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 5 of 31

	Additional Information
Total Available Distribution Amount (1)	80,330,133.78
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,482,611.95	Master Servicing Fee	2,751.19
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,653.84
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	157.95
ARD Interest	0.00	Senior Trust Advisor Fee	726.58
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	5,499.56
Total Interest Collected	1,482,611.95

Principal		Expenses/Reimbursements
Scheduled Principal	19,756,328.70	Reimbursement for Interest on Advances	14.84
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	58,536,144.79	Special Servicing Fees (Monthly)	(560,562.70)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	78,292,473.49	Total Expenses/Reimbursements	(560,547.86)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,037,660.29
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	78,292,473.49
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	80,330,133.78
Total Funds Collected	79,775,085.44	Total Funds Distributed	79,775,085.48

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	379,085,573.25	379,085,573.25	Beginning Certificate Balance	379,085,572.67
(-) Scheduled Principal Collections	19,756,328.70	19,756,328.70	(-) Principal Distributions	78,292,473.49
(-) Unscheduled Principal Collections	58,536,144.79	58,536,144.79	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	300,793,099.76	300,793,099.76	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	379,121,128.45	379,121,128.45	Ending Certificate Balance	300,793,099.18
Ending Actual Collateral Balance	281,126,405.15	281,126,405.15

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.58)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.58)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.68%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,033,196.99	0.68%	1	5.0500	NAP	Defeased	1	2,033,196.99	0.68%	1	5.0500	NAP
	9,999,999 or less	9	46,971,860.39	15.62%	1	4.6785	2.022172	1.35 or less	1	125,000,000.00	41.56%	1	4.8320	1.150000
10,000,000 to 19,999,999		4	62,638,410.19	20.82%	1	4.5777	2.286402	1.36 to 1.45	2	42,414,420.87	14.10%	1	4.7531	1.381384
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	1	15,214,937.93	5.06%	1	4.4960	1.559200
25,000,000 to 49,999,999		2	64,149,632.19	21.33%	1	4.5828	1.737716	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	1	125,000,000.00	41.56%	1	4.8320	1.150000	1.66 to 1.80	4	41,147,713.35	13.68%	1	4.5914	1.767504
	Totals	17	300,793,099.76	100.00%	1	4.7034	1.651839	1.81 to 2.00	3	13,854,229.86	4.61%	1	4.7118	1.862976
								2.01 or greater	5	61,128,600.76	20.32%	0	4.5196	2.761768
								Totals	17	300,793,099.76	100.00%	1	4.7034	1.651839
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is
	used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	2,033,196.99	0.68%	1	5.0500	NAP
							Defeased	1	2,033,196.99	0.68%	1	5.0500	NAP
Alabama	1	35,895,632.19	11.93%	1	4.7700	1.372900
							Lodging	5	37,947,493.03	12.62%	1	4.7401	1.941948
Arizona	1	7,692,116.13	2.56%	1	4.9500	1.728500
							Multi-Family	4	60,062,917.61	19.97%	1	4.4038	2.089460
California	1	7,546,679.61	2.51%	1	4.5800	1.721900
							Office	2	140,460,742.40	46.70%	1	4.8241	1.460237
Florida	2	18,741,518.54	6.23%	1	4.6600	1.706904
							Retail	5	60,288,749.73	20.04%	1	4.6860	1.478360
Illinois	2	1,631,500.00	0.54%	1	5.1000	1.918234
							Totals	17	300,793,099.76	100.00%	1	4.7034	1.651839
Louisiana	2	34,154,000.00	11.35%	1	4.3398	2.314833

Michigan	1	15,460,742.40	5.14%	(1)	4.7600	3.968500

New Jersey	1	8,132,073.95	2.70%	1	4.6000	2.398700

New Mexico	1	15,214,937.93	5.06%	1	4.4960	1.559200

New York	1	125,000,000.00	41.56%	1	4.8320	1.150000

North Carolina	1	3,381,784.41	1.12%	1	5.0430	2.631700

Ohio	1	6,168,917.61	2.05%	1	4.6200	1.780100

Texas	1	19,740,000.00	6.56%	1	4.4470	1.796200

Totals	17	300,793,099.76	100.00%	1	4.7034	1.651839

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,033,196.99	0.68%	1	5.0500	NAP	Defeased	1	2,033,196.99	0.68%	1	5.0500	NAP
	4.40000% or less	2	34,154,000.00	11.35%	1	4.3398	2.314833	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	4	50,633,691.49	16.83%	1	4.5061	1.810675	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	5	76,266,810.74	25.36%	1	4.7288	2.014092	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	2	132,692,116.13	44.11%	1	4.8388	1.183535	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	3	5,013,284.41	1.67%	1	5.0615	2.399513	49 months or greater	16	298,759,902.77	99.32%	1	4.7011	1.651579
	Totals	17	300,793,099.76	100.00%	1	4.7034	1.651839	Totals	17	300,793,099.76	100.00%	1	4.7034	1.651839
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,033,196.99	0.68%	1	5.0500	NAP	Defeased	1	2,033,196.99	0.68%	1	5.0500	NAP
	60 months or less	16	298,759,902.77	99.32%	1	4.7011	1.651579	Interest Only	6	180,525,500.00	60.02%	1	4.6992	1.447980
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	10	118,234,402.77	39.31%	1	4.7039	1.962442
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 299 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	17	300,793,099.76	100.00%	1	4.7034	1.651839	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	17	300,793,099.76	100.00%	1	4.7034	1.651839
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	2,033,196.99	0.68%	1	5.0500	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	16	298,759,902.77	99.32%	1	4.7011	1.651579
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	17	300,793,099.76	100.00%	1	4.7034	1.651839
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304960002	OF	New York	NY	Actual/360	4.832%	503,333.33	0.00	0.00	N/A	11/01/25	--	125,000,000.00	125,000,000.00	10/01/25
3	883100522	RT	Alabaster	AL	Actual/360	4.770%	142,927.55	60,985.33	0.00	N/A	11/06/25	--	35,956,617.52	35,895,632.19	10/06/25
5	305040005	MF	Baton Rouge	LA	Actual/360	4.345%	102,303.02	0.00	0.00	N/A	11/01/25	--	28,254,000.00	28,254,000.00	10/01/25
7	305040007	MF	Missouri City	TX	Actual/360	4.447%	73,153.15	0.00	0.00	N/A	11/01/25	--	19,740,000.00	19,740,000.00	10/01/25
9	304840017	OF	Detroit	MI	Actual/360	4.760%	61,477.35	37,750.20	0.00	N/A	09/01/25	--	15,498,492.60	15,460,742.40	08/01/25
13	28000792	RT	Albuquerque	NM	Actual/360	4.496%	57,120.50	30,748.17	0.00	N/A	11/06/25	--	15,245,686.10	15,214,937.93	10/06/25
15	305040015	RT	Glendale	AZ	Actual/360	4.690%	53,462.16	13,679,018.50	0.00	N/A	11/05/25	--	13,679,018.50	0.00	10/05/25
16	883100484	MF	Buena Park	CA	Actual/360	4.645%	47,928.36	12,381,922.68	0.00	N/A	10/06/25	--	12,381,922.68	0.00	10/06/25
17	305040017	LO	Fort Lauderdale	FL	Actual/360	4.660%	47,580.87	29,854.58	0.00	N/A	11/01/25	--	12,252,584.44	12,222,729.86	10/01/25
21	28000780	MH	Colorado Springs	CO	Actual/360	4.480%	43,866.67	11,750,000.00	0.00	N/A	10/06/25	--	11,750,000.00	0.00	10/06/25
26	305040026	LO	Carlstadt	NJ	Actual/360	4.600%	31,249.67	20,014.77	0.00	N/A	11/01/25	--	8,152,088.72	8,132,073.95	10/01/25
28	883100527	LO	Prescott	AZ	Actual/360	4.950%	31,804.65	18,102.84	0.00	N/A	11/06/25	--	7,710,218.97	7,692,116.13	10/06/25
29	883100469	LO	Phoenix	AZ	Actual/360	4.910%	31,102.98	7,601,544.04	0.00	N/A	10/06/25	--	7,601,544.04	0.00	10/06/25
31	305040031	RT	Santa Clarita	CA	Actual/360	4.580%	28,864.77	16,142.81	0.00	N/A	11/05/25	--	7,562,822.42	7,546,679.61	10/05/25
34	305040034	LO	Dania Beach	FL	Actual/360	4.660%	25,376.46	15,922.45	0.00	N/A	11/01/25	--	6,534,711.13	6,518,788.68	10/01/25
35	883100521	MF	Columbus	OH	Actual/360	4.620%	23,801.13	13,195.37	0.00	N/A	11/06/25	--	6,182,112.98	6,168,917.61	10/06/25
38	883100526	MF	Shreveport	LA	Actual/360	4.315%	21,215.42	0.00	0.00	N/A	10/06/25	--	5,900,000.00	5,900,000.00	09/06/25
39	883100510	MF	Panorama City	CA	Actual/360	4.645%	16,774.92	4,333,672.52	0.00	N/A	10/06/25	--	4,333,672.52	0.00	10/06/25
42	883100515	MF	Los Angeles	CA	Actual/360	4.645%	14,425.80	3,726,795.12	0.00	N/A	10/06/25	--	3,726,795.12	0.00	10/06/25
43	28000746	LO	Durham	NC	Actual/360	5.043%	14,263.04	12,156.37	0.00	N/A	11/06/25	--	3,393,940.78	3,381,784.41	10/06/25
47	883100487	MF	Hesperia	CA	Actual/360	4.645%	11,572.18	2,989,583.30	0.00	N/A	10/06/25	--	2,989,583.30	0.00	10/06/25
48	883100482	MF	Los Angeles	CA	Actual/360	4.645%	10,342.43	2,671,888.44	0.00	N/A	10/06/25	--	2,671,888.44	0.00	10/06/25
49	28000745	LO	Charlotte	NC	Actual/360	5.050%	8,609.39	12,597.68	0.00	N/A	11/06/25	--	2,045,794.67	2,033,196.99	10/06/25
50	883100489	MF	Los Angeles	CA	Actual/360	4.645%	5,596.90	1,445,916.06	0.00	N/A	10/06/25	--	1,445,916.06	0.00	10/06/25
51	883100504	MF	Los Angeles	CA	Actual/360	4.645%	4,225.26	1,091,563.96	0.00	N/A	10/06/25	--	1,091,563.96	0.00	10/06/25
52	883100516	MF	Highland	CA	Actual/360	4.645%	9,696.03	2,504,895.24	0.00	N/A	10/06/25	--	2,504,895.24	0.00	10/06/25
53	883100513	MF	Reseda	CA	Actual/360	4.645%	7,252.31	1,873,579.62	0.00	N/A	10/06/25	--	1,873,579.62	0.00	10/06/25
54	883100478	MF	North Hollywood	CA	Actual/360	4.645%	7,220.79	1,865,434.70	0.00	N/A	10/06/25	--	1,865,434.70	0.00	10/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
55	883100518	MF	Desert Hot Springs	CA	Actual/360	4.645%	7,220.79	1,865,434.70	0.00	N/A	10/06/25	--	1,865,434.70	0.00	10/06/25
56	883100512	MF	Palmdale	CA	Actual/360	4.645%	3,704.99	957,155.43	0.00	N/A	10/06/25	--	957,155.43	0.00	10/06/25
57	883100491	MF	Los Angeles	CA	Actual/360	4.645%	3,389.67	875,695.94	0.00	N/A	10/06/25	--	875,695.94	0.00	10/06/25
58	883100509	MF	North Hills	CA	Actual/360	4.645%	6,889.70	1,779,900.96	0.00	N/A	10/06/25	--	1,779,900.96	0.00	10/06/25
59	883100496	MF	Fontana	CA	Actual/360	4.645%	6,306.37	1,629,200.89	0.00	N/A	10/06/25	--	1,629,200.89	0.00	10/06/25
60	883100494	MF	Los Angeles	CA	Actual/360	4.645%	5,991.04	1,547,739.77	0.00	N/A	10/06/25	--	1,547,739.77	0.00	10/06/25
61	883100520	MF	Hawthorne	CA	Actual/360	4.645%	3,846.88	993,812.70	0.00	N/A	10/06/25	--	993,812.70	0.00	10/06/25
62	883100517	MF	San Bernardino	CA	Actual/360	4.645%	1,781.54	460,248.35	0.00	N/A	10/06/25	--	460,248.35	0.00	10/06/25
63	28000797	RT	Wilmington	IL	Actual/360	5.100%	3,812.25	0.00	0.00	11/06/25	11/06/30	--	897,000.00	897,000.00	10/06/25
64	28000796	RT	Danville	IL	Actual/360	5.100%	3,121.63	0.00	0.00	11/06/25	11/06/30	--	734,500.00	734,500.00	10/06/25
Totals							1,482,611.95	78,292,473.49	0.00				379,085,573.25	300,793,099.76
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	22,688,535.88	13,192,842.44	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,373,879.63	1,788,247.25	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,436,686.27	1,449,173.31	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,453,252.94	816,154.81	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,226,393.00	0.00	--	--	--	0.00	0.00	98,473.29	197,073.29	0.00	0.00
13	1,857,865.56	945,798.78	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,842,544.00	1,842,291.11	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,072,334.90	1,133,643.01	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,828,888.06	1,931,948.65	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,285,732.41	648,265.71	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,630,568.89	1,657,645.87	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,094,451.00	1,173,373.10	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,436,469.11	1,138,063.25	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	963,759.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	872,711.44	857,923.40	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	765,384.16	403,782.69	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	565,763.00	391,481.82	01/01/25	06/30/25	--	0.00	0.00	21,190.84	21,190.84	0.00	0.00
39	681,444.75	412,927.99	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	488,696.67	305,938.55	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	834,362.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	961,212.17	463,124.33	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	327,697.77	129,276.44	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	255,212.84	132,313.67	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	198,007.44	117,557.85	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	302,178.47	257,162.24	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	284,872.40	152,561.92	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	371,957.79	190,916.20	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	325,410.79	204,559.02	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	150,502.59	97,285.10	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	152,438.93	89,490.62	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
58	156,108.55	95,231.33	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	266,860.49	144,399.16	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	280,935.42	147,431.05	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
61	163,730.48	104,020.25	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	175,110.55	115,445.58	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
63	90,158.59	45,078.81	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
64	73,944.07	36,972.05	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	57,936,063.29	32,612,327.36				0.00	0.00	119,664.13	218,264.13	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 31

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
15	305040015	13,652,184.94	Payoff Prior to Maturity	0.00	0.00
16	883100484	12,351,519.79	Disposition	0.00	0.00
39	883100510	4,323,031.50	Disposition	0.00	0.00
42	883100515	3,717,644.24	Disposition	0.00	0.00
47	883100487	2,982,242.61	Disposition	0.00	0.00
48	883100482	2,665,327.81	Disposition	0.00	0.00
50	883100489	1,442,365.73	Disposition	0.00	0.00
51	883100504	1,088,883.70	Disposition	0.00	0.00
52	883100516	2,498,744.65	Disposition	0.00	0.00
53	883100513	1,868,979.17	Disposition	0.00	0.00
54	883100478	1,860,854.27	Disposition	0.00	0.00
55	883100518	1,860,854.27	Disposition	0.00	0.00
56	883100512	954,805.21	Disposition	0.00	0.00
57	883100491	873,545.74	Disposition	0.00	0.00
58	883100509	1,775,530.54	Disposition	0.00	0.00
59	883100496	1,625,200.52	Disposition	0.00	0.00
60	883100494	1,543,939.40	Disposition	0.00	0.00
61	883100520	991,372.47	Disposition	0.00	0.00
62	883100517	459,118.23	Disposition	0.00	0.00
Totals		58,536,144.79		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 31

								Historical Detail

						Delinquencies¹									Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	19	58,536,144.79	4.703410%	4.569553%	1
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	1	4,299,704.42	4.693226%	4.553488%	2
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	2	34,155,120.81	4.675572%	4.630800%	3
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.661361%	4.618951%	4
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	2	36,025,086.63	4.656565%	4.615509%	4
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	1	11,430,000.00	4.648496%	4.609304%	5
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	1	8,750,000.00	4.645065%	4.605757%	6
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	1	6,964,000.00	4.655419%	4.616473%	7
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.651758%	4.613082%	8
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.651775%	4.613075%	9
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	1	8,414,315.77	4.651793%	4.613067%	10
11/18/24	0	0.00	0	0.00	1	8,433,256.90	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.654716%	4.612795%	11
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																			Page 19 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	304840017	08/01/25	1	5	98,473.29	197,073.29	0.00	15,534,047.81	09/11/25	0
38	883100526	09/06/25	0	5	21,190.84	21,190.84	0.00	5,900,000.00
Totals					119,664.13	218,264.13	0.00	21,434,047.81
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		21,360,742	0	21,360,742			0
0 - 6 Months		277,800,857	277,800,857		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		0	0		0		0
25 - 36 Months		0	0		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		0	0		0		0
> 60 Months		1,631,500	1,631,500		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Oct-25	300,793,100	285,332,357	15,460,742	0		0	0
Sep-25	379,085,573	363,587,081	15,498,493	0		0	0
Aug-25	408,210,401	408,210,401	0	0		0	0
Jul-25	442,798,844	442,798,844	0	0		0	0
Jun-25	506,857,349	506,857,349	0	0		0	0
May-25	558,641,321	558,641,321	0	0		0	0
Apr-25	570,791,898	570,791,898	0	0		0	0
Mar-25	580,217,678	580,217,678	0	0		0	0
Feb-25	587,981,062	587,981,062	0	0		0	0
Jan-25	588,650,938	588,650,938	0	0		0	0
Dec-24	589,318,132	589,318,132	0	0		0	0
Nov-24	598,458,280	590,025,023	0	0	8,433,257		0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	304960002	125,000,000.00	125,000,000.00	770,000,000.00	08/04/15	11,939,490.44	1.15000	06/30/25	11/01/25	I/O
9	304840017	15,460,742.40	15,534,047.81	56,200,000.00	07/17/15	4,725,446.00	3.96850	12/31/24	09/01/25	238
16	883100484	0.00	-	32,520,000.00	12/13/24	1,110,268.01	2.36230	06/30/24	10/06/25	239
39	883100510	0.00	-	10,660,000.00	12/12/24	404,107.99	2.45660	06/30/24	10/06/25	239
42	883100515	0.00	-	9,320,000.00	12/10/24	298,739.55	2.11180	06/30/24	10/06/25	239
47	883100487	0.00	-	19,580,000.00	12/10/24	447,774.33	3.94590	06/30/24	10/06/25	239
48	883100482	0.00	-	6,250,000.00	12/12/24	124,901.44	1.23150	06/30/24	10/06/25	239
50	883100489	0.00	-	4,080,000.00	12/10/24	130,371.17	2.37540	06/30/24	10/06/25	239
51	883100504	0.00	-	3,400,000.00	12/12/24	114,920.85	2.77360	06/30/24	10/06/25	239
52	883100516	0.00	-	10,970,000.00	12/10/24	249,662.24	2.62580	06/30/24	10/06/25	239
53	883100513	0.00	-	5,230,000.00	12/12/24	148,186.92	2.08370	06/30/24	10/06/25	239
54	883100478	0.00	-	5,200,000.00	12/12/24	188,041.20	2.65560	06/30/24	10/06/25	239
55	883100518	0.00	-	8,720,000.00	12/17/24	188,939.02	2.66830	06/30/24	10/06/25	239
56	883100512	0.00	-	4,260,000.00	12/12/24	94,177.10	2.59210	06/30/24	10/06/25	239
57	883100491	0.00	-	2,970,000.00	12/10/24	87,888.62	2.64410	06/30/24	10/06/25	239
58	883100509	0.00	-	4,420,000.00	12/12/24	91,856.33	1.35960	06/30/24	10/06/25	239
59	883100496	0.00	-	5,760,000.00	12/10/24	139,513.16	2.25600	06/30/24	10/06/25	239
60	883100494	0.00	-	4,580,000.00	12/10/24	144,431.05	2.45840	06/30/24	10/06/25	239
61	883100520	0.00	-	2,970,000.00	12/12/24	99,105.25	2.62710	06/30/24	10/06/25	239
62	883100517	0.00	-	3,430,000.00	12/10/24	112,610.58	6.44590	06/30/24	10/06/25	239
Totals		140,460,742.40	140,534,047.81	970,520,000.00		20,840,431.25

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 31

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	304960002	OF	NY	08/15/25	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

9	304840017	OF	MI	09/11/25	0
	The Loan was transferred to the Special Servicer on 9/11/2025 due to Maturity Default. The collateral consists of a 508,000 SF mixed-use office and retail building in Detroit, MI, built in 1980 and renovated between 2012-2015. The Property's
	major tenants include Henry Ford Health Systems (148,216 SF / 29.21% of NRA / LXP 12/31/2027), Central Care Management Organization (21,398 SF / 4.21% of NRA / LXP 3/31/2029), and State Appellate Defender Office (20,548 SF / 4.05%
	of NRA / LXP 4/30/2035). As o f 6/30/2025, the Property is 76% occupied and reports an annualized NOI/DSCR of $5.27MM/2.21x. Lender has commenced discussions with the Borrower while simultaneously reserving all rights under the Loan
	Documents.

16	883100484	MF	CA	11/01/24	8
	As of 10/6/2025, the loan was paid off in full.

39	883100510	MF	CA	11/01/24	8
	As of 10/6/2025, the loan was paid off in full.

42	883100515	MF	CA	11/01/24	8
	As of 10/6/2025, the loan was paid off in full.

47	883100487	MF	CA	11/01/24	8
	As of 10/6/2025, the loan was paid off in full.

© 2021 Computershare. All rights reserved. Confidential.						Page 23 of 31

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
48	883100482	MF	CA	11/01/24	8
	As of 10/6/2025, the loan was paid off in full.

50	883100489	MF	CA	11/01/24	8
	As of 10/6/2025, the loan was paid off in full.

51	883100504	MF	CA	11/01/24	8
	As of 10/6/2025, the loan was paid off in full.

52	883100516	MF	CA	11/01/24	8
	As of 10/6/2025, the loan was paid off in full.

53	883100513	MF	CA	11/01/24	8
	As of 10/6/2025, the loan was paid off in full.

54	883100478	MF	CA	11/01/24	8
	As of 10/6/2025, the loan was paid off in full.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
55	883100518	MF	CA	11/01/24	8
	As of 10/6/2025, the loan was paid off in full.

56	883100512	MF	CA	11/01/24	8
	As of 10/6/2025, the loan was paid off in full.

57	883100491	MF	CA	11/01/24	8
	As of 10/6/2025, the loan was paid off in full.

58	883100509	MF	CA	11/01/24	8
	As of 10/6/2025, the loan was paid off in full.

59	883100496	MF	CA	11/01/24	8
	As of 10/6/2025, the loan was paid off in full.

60	883100494	MF	CA	11/01/24	8
	As of 10/6/2025, the loan was paid off in full.

© 2021 Computershare. All rights reserved. Confidential.							Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
61	883100520	MF	CA	11/01/24	8
As of 10/6/2025, the loan was paid off in full.

62	883100517	MF	CA	11/01/24	8
As of 10/6/2025, the loan was paid off in full.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 27 of 31

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
16	883100484	10/20/25	12,381,922.68	32,520,000.00	12,973,037.94	219,227.20	12,973,037.94	12,753,810.74	0.00	0.00	0.00	0.00	0.00%
39	883100510	10/20/25	4,333,672.52	10,660,000.00	4,567,298.68	103,465.35	4,567,298.68	4,463,833.33	0.00	0.00	0.00	0.00	0.00%
42	883100515	10/20/25	3,726,795.12	9,320,000.00	3,934,449.29	95,720.78	3,934,449.29	3,838,728.51	0.00	0.00	0.00	0.00	0.00%
45	883100434	08/17/18	4,005,713.66	5,000,000.00	4,329,313.35	270,113.50	4,329,313.35	4,059,199.85	0.00	0.00	0.00	0.00	0.00%
47	883100487	10/20/25	2,989,583.30	19,580,000.00	3,164,220.29	85,036.19	3,164,220.29	3,079,184.10	0.00	0.00	0.00	0.00	0.00%
48	883100482	10/20/25	2,671,888.44	6,250,000.00	2,832,553.94	80,415.97	2,832,553.94	2,752,137.97	0.00	0.00	0.00	0.00	0.00%
50	883100489	10/20/25	1,445,916.06	4,080,000.00	1,564,520.46	75,176.66	1,564,520.46	1,489,343.80	0.00	0.00	0.00	0.00	0.00%
51	883100504	10/20/25	1,091,563.96	3,400,000.00	1,195,664.24	71,315.40	1,195,664.24	1,124,348.84	0.00	0.00	0.00	0.00	0.00%
52	883100516	10/20/25	2,504,895.24	10,970,000.00	2,658,895.52	78,766.35	2,658,895.52	2,580,129.17	0.00	0.00	0.00	0.00	0.00%
53	883100513	10/20/25	1,873,579.62	5,230,000.00	2,004,089.91	74,237.78	2,004,089.91	1,929,852.13	0.00	0.00	0.00	0.00	0.00%
54	883100478	10/20/25	1,865,434.70	5,200,000.00	1,995,181.00	73,718.42	1,995,181.00	1,921,462.58	0.00	0.00	0.00	0.00	0.00%
55	883100518	10/20/25	1,865,434.70	8,720,000.00	1,996,060.87	74,598.29	1,996,060.87	1,921,462.58	0.00	0.00	0.00	0.00	0.00%
56	883100512	10/20/25	957,155.43	4,260,000.00	1,059,874.07	73,970.71	1,059,874.07	985,903.36	0.00	0.00	0.00	0.00	0.00%
57	883100491	10/20/25	875,695.94	2,970,000.00	976,275.78	74,278.53	976,275.78	901,997.25	0.00	0.00	0.00	0.00	0.00%
58	883100509	10/20/25	1,779,900.96	4,420,000.00	1,906,873.09	73,513.23	1,906,873.09	1,833,359.86	0.00	0.00	0.00	0.00	0.00%
59	883100496	10/20/25	1,629,200.89	5,760,000.00	1,751,839.68	73,706.14	1,751,839.68	1,678,133.54	0.00	0.00	0.00	0.00	0.00%
60	883100494	10/20/25	1,547,739.77	4,580,000.00	1,667,224.93	72,999.17	1,667,224.93	1,594,225.76	0.00	0.00	0.00	0.00	0.00%
61	883100520	10/20/25	993,812.70	2,970,000.00	1,094,452.36	70,790.74	1,094,452.36	1,023,661.62	0.00	0.00	0.00	0.00	0.00%
62	883100517	10/20/25	460,248.35	3,430,000.00	543,155.17	69,083.37	543,155.17	474,071.80	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			44,994,440.38	144,320,000.00	47,885,667.22	1,540,020.28	47,885,667.22	46,345,646.94	0.00	0.00	0.00	0.00
Cumulative Totals			49,000,154.04	149,320,000.00	52,214,980.57	1,810,133.78	52,214,980.57	50,404,846.79	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
16	883100484	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	883100510	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	883100515	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	883100434	08/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	883100487	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	883100482	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	883100489	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	883100504	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	883100516	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
53	883100513	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	883100478	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	883100518	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
56	883100512	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	883100491	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
58	883100509	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
59	883100496	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
60	883100494	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
61	883100520	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
62	883100517	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	11,284.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	2,152.57	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	(31,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	(31,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	(31,500.00)	0.00	0.00	0.00	0.00	0.00	3.72	0.00	0.00	0.00
47	0.00	0.00	(31,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	(31,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	(31,500.00)	0.00	0.00	0.00	0.00	0.00	5.07	0.00	0.00	0.00
51	0.00	0.00	(31,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	(31,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	(31,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	(31,500.00)	0.00	0.00	0.00	0.00	0.00	1.86	0.00	0.00	0.00
55	0.00	0.00	(31,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	(35,000.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	(35,000.00)	0.00	0.00	0.00	0.00	0.00	2.18	0.00	0.00	0.00
58	0.00	0.00	(31,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	(31,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	(31,500.00)	0.00	0.00	0.00	0.00	0.00	1.55	0.00	0.00	0.00
61	0.00	0.00	(31,500.00)	0.00	0.00	0.00	0.00	0.00	0.46	0.00	0.00	0.00
62	0.00	0.00	(31,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(560,562.70)	0.00	0.00	0.00	0.00	0.00	14.84	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(560,547.86)

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31